UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                2/10/2009
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:       69,952
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
31-Dec-08

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
Aerovironment, Inc.              COM             008073108    2482     67425   SH          Sole                67425
Allegiant Travel Company         COM             01748X102    1545     31800   SH          Sole                31800
America's Car-Mart, Inc.         COM             03062T105     197     14300   SH          Sole                14300
American Capital Agency Corpor   COM             02503X105     828     38750   SH          Sole                38750
American Public Education, Inc   COM             02913V103    1382     37150   SH          Sole                37150
American Sciences & Engineerin   COM             029429107    1640     22175   SH          Sole                22175
Arena Resources, Inc.            COM             040049108     478     17025   SH          Sole                17025
Athena Health, Inc.              COM             04685W103    1700     45200   SH          Sole                45200
Buckle, Inc.                     COM             118440106     704     32250   SH          Sole                32250
Catalyst Health Solutions, Inc   COM             14888B103     822     33750   SH          Sole                33750
Cavium Networks, Inc.            COM             14965A101     338     32125   SH          Sole                32125
Clean Harbors, Inc.              COM             184496107     408      6425   SH          Sole                 6425
Comtech Telecommunications Cor   COM             205826209    1624     35450   SH          Sole                35450
Concho Resources, Inc.           COM             20605P101    1377     60350   SH          Sole                60350
Concur Technologies, Inc.        COM             206708109    2125     64750   SH          Sole                64750
Constant Contact, Inc.           COM             210313102    1583    119475   SH          Sole               119475
Cubist Pharmaceuticals, Inc.     COM             229678107    1927     79775   SH          Sole                79775
Cybersource Corp.                COM             23251J106    1122     93550   SH          Sole                93550
Emergency Medical Services Cor   COM             29100P102     701     19150   SH          Sole                19150
Ener1, Inc.                      COM             29267A203     521     72800   SH          Sole                72800
Energy Conversion Devices, Inc   COM             292659109     559     22175   SH          Sole                22175
Energy Recovery, Inc.            COM             29270J100     245     32300   SH          Sole                32300
Ensign Group, Inc.               COM             29358P101     539     32175   SH          Sole                32175
Ezcorp, Inc                      COM             302301106    2013    132375   SH          Sole               132375
Genomic Health, Inc.             COM             37244C101     350     17950   SH          Sole                17950
Gentiva Health Service           COM             37247A102     283      9675   SH          Sole                 9675
Global Traffic Network, Inc.     COM             37947B103     417     71350   SH          Sole                71350
Green Mountain Coffee, Inc.      COM             393122106    2201     56875   SH          Sole                56875
Greenhunter Energy, Inc.         COM             39530A104     301     61125   SH          Sole                61125
HMS Holdings Corporation         COM             40425J101    1631     51750   SH          Sole                51750
Hatteras Financial Corporation   COM             41902R103    1710     64275   SH          Sole                64275
Illumina, Inc.                   COM             452327109    1455     55850   SH          Sole                55850
Insituform Technologies, Inc.    COM             457667103     819     41575   SH          Sole                41575
LHC Group                        COM             50187A107    1829     50800   SH          Sole                50800
Life Partners Holdings, Inc.     COM             53215T106    2373     54375   SH          Sole                54375
Luminex Corporation              COM             55027E102    2012     94200   SH          Sole                94200
ManTech International Corp.      COM             564563104    1506     27800   SH          Sole                27800
Masimo Corporation               COM             574795100     989     33150   SH          Sole                33150
Merit Medical Systems            COM             589889104    2053    114525   SH          Sole               114525
Myriad Genetics, Inc.            COM             62855J104    2339     35300   SH          Sole                35300
NCI, Inc.                        COM             62886K104    1556     51650   SH          Sole                51650
Natus Medical, Inc.              COM             639050103    1492    115200   SH          Sole               115200
Neogen Corporation               COM             640491106     313     12525   SH          Sole                12525
Netezza Corporation              COM             64111N101     211     33050   SH          Sole                33050
Petmedexpress, Inc.              COM             716382106    1026     58200   SH          Sole                58200
Quality Systems, Inc.            COM             747582104    2602     59650   SH          Sole                59650
Stanley, Inc.                    COM             854532108    1996     55100   SH          Sole                55100
Stifel Financial Corporation     COM             860630102     601     13100   SH          Sole                13100
Sybase, Inc.                     COM             871130100    1261     50900   SH          Sole                50900
Techne Corp.                     COM             878377100    1457     22575   SH          Sole                22575
Telecommunications System, Inc   COM             87929j103     982    114300   SH          Sole               114300
Thoratec Corp.                   COM             885175307     835     25700   SH          Sole                25700
Tower Group, Inc.                COM             891777104    1276     45225   SH          Sole                45225
Tyler Technologies, Inc.         COM             902252105     761     63500   SH          Sole                63500
China Sky One Medical, Inc.      ADR             16941P102    1291     80750   SH          Sole                80750
NetEase.com, Inc ADR             ADR             64110W102    1807     81775   SH          Sole                81775
Shanda Interactive Ent. Ltd.     ADR             81941Q203    1361     42050   SH          Sole                42050